Basis of preparation - Additional Information (Details) € in Millions	12 Months Ended
	Mar. 31, 2025 EUR (€)	Mar. 31, 2024 EUR (€)	Mar. 31, 2023 EUR (€)	Mar. 31, 2025 ₺ / EUR	Mar. 31, 2025 Br / EUR	Mar. 31, 2024 ₺ / EUR	Mar. 31, 2024 Br / EUR	Apr. 01, 2023 ₺ / EUR	Apr. 01, 2023 Br / EUR
Disclosure of Basis Of Preparation [Line Items]
Exchange rate				41	141.92	34.94	61.43	20.85	58.59
Current borrowings	€ 7,047	€ 7,728	€ 12,708
Non-current borrowings	€ 46,096	€ 49,259	€ 53,682
Turkey, New Lira
Disclosure of Basis Of Preparation [Line Items]
Price index movements	38.1	68.5	50.5
Ethiopia, Birr
Disclosure of Basis Of Preparation [Line Items]
Price index movements	13.6	26.2	31.3
Bonds
Disclosure of Basis Of Preparation [Line Items]
Current borrowings	€ 1,529	€ 361
Non-current borrowings	34,873	40,382
Forecast | Bonds | Increase (decrease) due to changes in accounting policy required by IFRSs
Disclosure of Basis Of Preparation [Line Items]
Non-current borrowings		931	€ 2,013
Future effect of adoption of amendments to IAS 1 on April first 2024 | Forecast | Bonds | Increase (decrease) due to changes in accounting policy required by IFRSs
Disclosure of Basis Of Preparation [Line Items]
Current borrowings	€ 931	€ 2,013